Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
NET LOSS	$ 1,038,689	$ (54,616)	$ 4,244,525
Old Glory Holding Co [Member]
NET LOSS	(4,545,000)	(4,114,000)	(14,842,000)	$ (14,486,000)
Other comprehensive income:
Unrealized gains arising during the period	110,000	132,000	(408,000)	(18,000)
Reclassification adjustment for realized gains on sale			(132,000)
Deferred income tax effect
Total other comprehensive income	110,000	132,000	(540,000)	(18,000)
TOTAL COMPREHENSIVE LOSS	$ (4,435,000)	$ (3,982,000)	$ (15,382,000)	$ (14,504,000)